Revenue from Contract with Customers - Schedule of Revenue from Contract with Customers (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue from Contract with Customers [Abstract]
Total revenue from continuing operations	$ 3,633,422	$ 299,228	$ 292,359